Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Multi Strategies Fund))	0 Months Ended
	Jan. 31, 2012
Barclays Capital Global Aggregate Bond Index
Average Annual Return:
1 Year	5.64%
Life of Class	6.46%	[1]
S&P 500 Index
Average Annual Return:
1 Year	2.11%
Life of Class	(0.16%)	[1]
Class A
Average Annual Return:
1 Year	(13.46%)
Life of Class	(1.19%)
Inception Date	Mar. 05, 2007
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(14.72%)
Life of Class	(2.08%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(8.75%)
Life of Class	(1.33%)

[1]	From 02/28/07.